Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000171065 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Trading Symbol	BBHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 622,620,319
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$622,620,319
Total number of portfolio holdings	1,608
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000172198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Income ETF
Class Name	JPMorgan Ultra-Short Income ETF
Trading Symbol	JPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Income ETF	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[2]
Net Assets	$ 41,127,609,330
Holdings Count | Holding	797
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$41,127,609,330
Total number of portfolio holdings	797
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000172241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Bond Opportunities ETF
Class Name	JPMorgan International Bond Opportunities ETF
Trading Symbol	JPIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Bond Opportunities ETF	$25	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 2,208,677,596
Holdings Count | Holding	1,144
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,208,677,596
Total number of portfolio holdings	1,144
Portfolio turnover rate	26%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000196949 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Class Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Trading Symbol	JPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan USD Emerging Markets Sovereign Bond ETF	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[4]
Net Assets	$ 95,082,247
Holdings Count | Holding	213
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$95,082,247
Total number of portfolio holdings	213
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200807 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders MSCI US REIT ETF
Class Name	JPMorgan BetaBuilders MSCI US REIT ETF
Trading Symbol	BBRE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders MSCI US REIT ETF	$6	0.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[5]
Net Assets	$ 1,254,874,581
Holdings Count | Holding	105
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,254,874,581
Total number of portfolio holdings	105
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond ETF
Class Name	JPMorgan Core Plus Bond ETF
Trading Symbol	JCPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond ETF	$18	0.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[6]
Net Assets	$ 14,643,221,745
Holdings Count | Holding	2,757
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$14,643,221,745
Total number of portfolio holdings	2,757
Portfolio turnover rate	34%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000205215 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal ETF
Class Name	JPMorgan Municipal ETF
Trading Symbol	JMUB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal ETF	$8	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[7]
Net Assets	$ 8,750,482,549
Holdings Count | Holding	2,087
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,750,482,549
Total number of portfolio holdings	2,087
Portfolio turnover rate	20%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Income ETF
Class Name	JPMorgan Ultra-Short Municipal Income ETF
Trading Symbol	JMST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Income ETF	$8	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[8]
Net Assets	$ 7,355,196,698
Holdings Count | Holding	1,542
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,355,196,698
Total number of portfolio holdings	1,542
Portfolio turnover rate	20%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000206281 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Trading Symbol	BBCB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$2	0.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[9]
Net Assets	$ 52,142,908
Holdings Count | Holding	1,349
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$52,142,908
Total number of portfolio holdings	1,349
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000206282 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Class Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Trading Symbol	BBAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$1	0.03%
*	This charge is annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[10]
Net Assets	$ 1,033,532,782
Holdings Count | Holding	1,588
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,033,532,782
Total number of portfolio holdings	1,588
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000225677 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus ETF
Class Name	JPMorgan Short Duration Core Plus ETF
Trading Symbol	JSCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus ETF	$16	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[11]
Net Assets	$ 1,821,767,611
Holdings Count | Holding	1,316
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,821,767,611
Total number of portfolio holdings	1,316
Portfolio turnover rate	31%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000229632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income ETF
Class Name	JPMorgan Income ETF
Trading Symbol	JPIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income ETF	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[12]
Net Assets	$ 10,686,860,293
Holdings Count | Holding	2,715
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$10,686,860,293
Total number of portfolio holdings	2,715
Portfolio turnover rate	51%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000231436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Inflation Managed Bond ETF
Class Name	JPMorgan Inflation Managed Bond ETF
Trading Symbol	JCPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Inflation Managed Bond ETF	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[13]
Net Assets	$ 898,476,790
Holdings Count | Holding	778
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$898,476,790
Total number of portfolio holdings	778
Portfolio turnover rate	41%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000231439 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Realty Income ETF
Class Name	JPMorgan Realty Income ETF
Trading Symbol	JPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Realty Income ETF	$25	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[14]
Net Assets	$ 477,394,670
Holdings Count | Holding	40
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$477,394,670
Total number of portfolio holdings	40
Portfolio turnover rate	44%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Trading Symbol	BBSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$2	0.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[15]
Net Assets	$ 55,150,015
Holdings Count | Holding	92
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$55,150,015
Total number of portfolio holdings	92
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000240902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Trading Symbol	BBIB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$2	0.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[16]
Net Assets	$ 54,039,745
Holdings Count | Holding	82
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$54,039,745
Total number of portfolio holdings	82
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000240903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Trading Symbol	BBLB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$2	0.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[17]
Net Assets	$ 33,704,714
Holdings Count | Holding	41
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$33,704,714
Total number of portfolio holdings	41
Portfolio turnover rate	10%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241196 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Municipal ETF
Class Name	JPMorgan High Yield Municipal ETF
Trading Symbol	JMHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Municipal ETF	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[18]
Net Assets	$ 293,289,827
Holdings Count | Holding	234
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$293,289,827
Total number of portfolio holdings	234
Portfolio turnover rate	43%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000241197 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Limited Duration Bond ETF
Class Name	JPMorgan Limited Duration Bond ETF
Trading Symbol	JPLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Limited Duration Bond ETF	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[19]
Net Assets	$ 4,031,628,953
Holdings Count | Holding	766
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,031,628,953
Total number of portfolio holdings	766
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Sustainable Municipal Income ETF
Class Name	JPMorgan Sustainable Municipal Income ETF
Trading Symbol	JMSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Sustainable Municipal Income ETF	$8	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[20]
Net Assets	$ 389,372,222
Holdings Count | Holding	289
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$389,372,222
Total number of portfolio holdings	289
Portfolio turnover rate	22%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000244901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Bond ETF
Class Name	JPMorgan Active Bond ETF
Trading Symbol	JBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Bond ETF	$12	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[21]
Net Assets	$ 8,660,315,669
Holdings Count | Holding	1,751
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,660,315,669
Total number of portfolio holdings	1,751
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000255145 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active High Yield ETF
Class Name	JPMorgan Active High Yield ETF
Trading Symbol	JPHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active High Yield ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active High Yield ETF	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[22]
Net Assets	$ 2,244,766,045
Holdings Count | Holding	550
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,244,766,045
Total number of portfolio holdings	550
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000257464 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities ETF
Class Name	JPMorgan Mortgage-Backed Securities ETF
Trading Symbol	JMTG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities ETF	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[23]
Net Assets	$ 6,873,659,007
Holdings Count | Holding	2,590
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,873,659,007
Total number of portfolio holdings	2,590
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000260023 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Flexible Debt ETF
Class Name	JPMorgan Flexible Debt ETF
Trading Symbol	JFLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Flexible Debt ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Debt ETF	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[24]
Net Assets	$ 1,560,262,334
Holdings Count | Holding	1,731
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,560,262,334
Total number of portfolio holdings	1,731
Portfolio turnover rate	65%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000263971 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market ETF
Class Name	JPMorgan 100% U.S. Treasury Securities Money Market ETF
Trading Symbol	JMMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market ETF	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[25]
Net Assets	$ 81,103,786
Holdings Count | Holding	58
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$81,103,786
Total number of portfolio holdings	58

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	23.6
2–7 calendar days	6.0
8–30 calendar days	35.9
31–60 calendar days	21.0
61–90 calendar days	3.1
91–180 calendar days	7.0
181+ calendar days	3.4

C000271702 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond ETF
Class Name	JPMorgan California Tax Free Bond ETF
Trading Symbol	JCAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond ETF	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[26]
Net Assets	$ 501,086,349
Holdings Count | Holding	308
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$501,086,349
Total number of portfolio holdings	308
Portfolio turnover rate	22%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000271703 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond ETF
Class Name	JPMorgan New York Tax Free Bond ETF
Trading Symbol	JTNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond ETF	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[27]
Net Assets	$ 447,558,141
Holdings Count | Holding	222
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$447,558,141
Total number of portfolio holdings	222
Portfolio turnover rate	22%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.

[1]	This charge is annualized.
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